Note 7 - Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31
	2016	2015

Finished goods	$2,586	$3,080
Work-in-process	3,341	1,847
Raw materials	3,348	4,735

	$9,275	$9,662